RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating recoveries	$ 48,000,000	$ 47,000,000	$ 192,000,000	$ 185,000,000
Unrealized carried interest allocation expense	(2,000,000)	(1,000,000)	40,000,000	55,000,000
Operating expenses (less than)	54,000,000	52,000,000	206,000,000	194,000,000
Carrying value of options purchased	76,000,000		76,000,000		$ 40,000,000
Brookfield Asset Management ULC
Related Party Transaction [Line Items]
Maximum borrowing capacity	500,000,000		500,000,000
Brookfield Asset Management ULC | Asset Management Services Agreement
Related Party Transaction [Line Items]
Operating recoveries	34,000,000	36,000,000	80,000,000	87,000,000
Unrealized carried interest allocation expense	2,000,000	1,000,000	7,000,000	2,000,000
Share-based compensation	0	0	15,000,000	15,000,000
Advanced reimbursements	0	0	79,000,000	88,000,000
Affiliated Entity | Relationship Agreement
Related Party Transaction [Line Items]
Operating recoveries	1,000,000	19,000,000	95,000,000	100,000,000
Affiliated Entity | Transitional Services Agreement
Related Party Transaction [Line Items]
Operating expenses (less than)	$ 0	$ 0	$ 1,000,000	$ 0